Flight equipment-aircraft - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Aircraft	Dec. 31, 2013 Aircraft	Dec. 31, 2012 Aircraft
Property, Plant and Equipment [Line Items]
Number of aircraft owned	126
Aircraft, assets held for sale		99
Number of aircraft sold	9	13	4
Number of aircraft suffered loss	0	1
Aircraft's carrying value was fully disposed		$ 0	$ 0
Number of additional aircraft purchased	36	26
Carrying value of aircraft held under capital lease	137,600,000	143,400,000
Accumulated depreciation held under capital lease	21,000,000	15,000,000
Depreciation charges	182,437,000	145,615,000	110,957,000
Number of aircraft held for sale	0	1
Obligations under its secured bank loans, carrying value	5,600,000,000	4,100,000,000
Threshold for aircraft	10.00%
Aggregate carrying value of the aircraft	5,606,556,000	4,133,185,000	3,536,899,000
Air Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Number of aircraft held under capital lease	2	2
Depreciation charges	5,800,000	5,800,000
Aircraft [Member]
Property, Plant and Equipment [Line Items]
Impairment charge for aircraft